Related party transactions - Rig Financing Agreements (Details) - USD ($)		12 Months Ended
	Apr. 14, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2012
Related Party Transaction [Line Items]
Payments received from loans granted to related parties		$ 283,000,000	$ 233,000,000	[1]	$ 2,096,000,000
Secured Debt | $1,450 facility
Related Party Transaction [Line Items]
Debt, face amount		1,450,000,000
Secured Debt | $1,450 Facility, West Tellus
Related Party Transaction [Line Items]
Due from related parties		353,000,000
Secured Debt | $1,450 Facility, West Vela
Related Party Transaction [Line Items]
Due from related parties		342,000,000
Ship Finance International Loans, $700 facility | SFL West Polaris Limited
Related Party Transaction [Line Items]
Due from related parties		279,000,000
Debt, face amount						$ 420,000,000
Secured Debt | US$1,200 facility
Related Party Transaction [Line Items]
Maximum borrowing capacity							$ 1,200,000,000
Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		119,000,000	139,000,000
Payments received from loans granted to related parties					$ 1,500,000,000
Affiliated Entity | West Capricorn | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties									$ 523,000,000
Affiliated Entity | West Vencedor | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		41,000,000	$ 58,000,000						115,000,000
Affiliated Entity | West Aquarius | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties									305,000,000
Affiliated Entity | West Capella | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties									$ 295,000,000
Affiliated Entity | T-15 | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties								$ 101,000,000
Affiliated Entity | T-16 | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties								93,000,000
Affiliated Entity | West Leo | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties								486,000,000
Affiliated Entity | West Sirius | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties								$ 220,000,000
Seadrill Partners LLC | Secured Debt | West Vencedor Loan Agreement
Related Party Transaction [Line Items]
Balloon payment to be paid	$ 21,000,000	$ 70,000,000
Basis spread on variable rate (as percent)	2.25%
Guarantee fee percentage (as percent)	1.40%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"